Share-Based Compensation and Benefit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age CompensationPlan	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plan	1
Percent of market price share-based compensation awards granted	100.00%
Shares awarded under plan	80,500
Stock options outstanding	324,150	385,150
Weighted-average grant date fair value	$ 12.90	$ 12.31	$ 11.45
Total intrinsic value of stock options exercised	$ 5,641	$ 4,724	$ 6,559
Fair value of stock options vested	315	475	597
Weighted-average grant date fair value of non-vested (restricted) stock	$ 69.66	$ 63.87	$ 49.43
Fair value of non-vested stock that vested	0	672	3,609
Stock delivered as payment to satisfy tax withholdings, shares		2,527	19,678
Stock delivered as payment to satisfy tax withholdings, market value		180	1,155
Share-based compensation	7,939	6,663	5,175
Cash received from Common stock issued	3,790	4,530	5,285
Tax benefit realized for the tax deductions from share-based compensation plans	1,245	916	3,083
Age of Chief Executive Officer when non-vested (restricted) stock vests	82
Number of days under which shares to be purchased by employee on such available	90 days
Discount allowed to employees to purchase share	5.00%
Average price of the shares purchased by employees	$ 68.76	$ 59.44	$ 51.69
Additional shares issued that resulted from cash dividends investment in common stock	15,411	5,097	5,812
Common stock issued to profit sharing retirement plan, shares	26,991	27,240	9,975
Common stock contribution to 401(k) plan	1,772	1,718	489
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	56,132
Weighted-average period for recognition of share-based compensation expense, in years	11 years 3 months 18 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	1,317
Weighted-average period for recognition of share-based compensation expense, in years	1 year 7 months 6 days
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock delivered as payment to satisfy tax withholdings, shares	29,987	7,616
Stock delivered as payment to satisfy tax withholdings, market value	2,229	437
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock delivered as payment to satisfy tax withholdings, shares			56,043
Stock delivered as payment to satisfy tax withholdings, market value			3,212
Class B Common Stock | Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Obligation to issue non-vested restricted shares	80,543
Chief Executive Officer | Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	37,000
Weighted-average period for recognition of share-based compensation expense, in years	10 years
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate awards, shares	4,000,000
Shares reserved for future grant	396,489
Stock options outstanding	324,150
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options under 2001 Plan vest	2 years
Number of days under which shares to be purchased by employee on such available	5 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options under 2001 Plan vest	5 years
Number of days under which shares to be purchased by employee on such available	10 years
2001 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	1,955,912
2001 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	1,647,599
Espp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate awards, shares	1,500,000
Shares reserved for future grant	532,895
Shares purchased under ESPP	6,753	8,520	8,515
Net proceeds from shares issued under ESPP	$ 1,522	$ 829	$ 757